Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2016
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2015 and 2016 are as follows:

March 31, 2015

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥16,778	0.5%
Short-term debt outside Japan, mainly from banks	178,386	2.4
Commercial paper in Japan	78,072	0.2
Commercial paper outside Japan	11,549	4.0

	¥284,785	1.7

March 31, 2016

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥80,846	0.5%
Short-term debt outside Japan, mainly from banks	166,417	2.2
Commercial paper in Japan	94,786	0.1
Commercial paper outside Japan	7,575	4.0

	¥349,624	1.3

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2015 and 2016 are as follows:

March 31, 2015

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2016~2031	¥485,910	1.7%
Floating rate	2016~2032	1,622,729	1.0
Insurance companies and others:
Fixed rate	2016~2025	328,639	1.2
Floating rate	2017~2028	250,156	0.7
Unsecured bonds	2016~2025	1,118,766	1.8
Unsecured notes under medium-term note program	2016~2018	35,110	2.9
Payables under securitized lease receivables	2020~2021	157,773	0.5
Payables under securitized loan receivables and investment in securities	2018~2039	133,862	3.2

		¥4,132,945	1.4

March 31, 2016

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2017~2033	¥521,491	1.8%
Floating rate	2017~2033	1,601,178	0.9
Insurance companies and others:
Fixed rate	2018~2027	342,720	1.0
Floating rate	2017~2026	259,306	0.8
Unsecured bonds	2017~2025	877,504	1.1
Unsecured notes under medium-term note program	2017~2021	62,653	2.7
Payables under securitized lease receivables	2020~2021	129,005	0.3
Payables under securitized loan receivables and investment in securities	2017~2039	147,049	2.6

		¥3,940,906	1.1

Schedule of Long Term Debt Repayment

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2016 is as follows:

Years ending March 31,	Millions of yen
2017	¥858,090
2018	759,484
2019	612,900
2020	400,214
2021	441,672
Thereafter	868,546

Total	¥3,940,906

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2016:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥106,118
Investment in securities	177,266
Property under facility operations	8,781
Other assets and other	17,079

¥309,244